Unit Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled restricted unit-based compensation awards			$ 68,013,000	$ 138,156,000
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted			9,482
Common units aggregate value, granted			300,000
Restricted Unit-based Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	2,100,000	1,800,000
Common units, granted	67,782	63,309
Share-based Compensation Arrangement by Share-based Payment Award, Description			Each restricted unit is equal in value to one of the Partnership's common units plus reinvested distributions from the grant date to the vesting date.
Vesting period from grant date			3 years
Common units, vested			20,988
Common units, value			600,000
Common units issued to grantees			6,584
Amount paid to grantees in cash			300,000
Unit based compensation expense			1,900,000	900,000
Cash settled restricted unit-based compensation awards			1,000,000	0
Non-vested awards not yet recognized			$ 1,000,000
Expected weighted average period of non-vested awards not yet recognized			1 year 1 month 6 days